Investing Activities (Details) (USD $)	12 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Jun. 30, 2014	Dec. 20, 2012	Dec. 31, 2014		Mar. 31, 2013	Dec. 31, 2010
Investing income
Gain on remeasurement of equity-method investment	$ 2,544,000,000	[1]	$ 0	[1]	$ 0	[1]
Equity earnings (losses)	144,000,000	[1]	134,000,000	[1]	111,000,000	[1]
Income (loss) from investments	0	[1]	28,000,000	[1]	49,000,000	[1]
Interest income and other	43,000,000		53,000,000		28,000,000
Total investing income	2,731,000,000		215,000,000		188,000,000
Investments
Equity Method Investments	8,400,000,000		4,360,000,000						8,400,000,000
Dividends and distributions
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	3,700,000,000								3,700,000,000
Equity Method Investment, payments to purchase or contributions	482,000,000		455,000,000		2,651,000,000
Equity method investment, dividends or distributions	409,000,000		247,000,000		173,000,000
Related Party Transactions [Abstract]
Related Party Transaction, Purchases from Related Party	197,000,000		161,000,000		186,000,000
Related party transactions, payable	13,000,000		13,000,000						13,000,000
Related Party Transaction, Expenses from Transactions with Related Party	75,000,000		67,000,000		75,000,000
Summarized Financial Position of Equity Method Investments
Current assets	599,000,000		689,000,000						599,000,000
Noncurrent assets	9,135,000,000		13,621,000,000						9,135,000,000
Current liabilities	(850,000,000)		(573,000,000)						(850,000,000)
Noncurrent liabilities	(954,000,000)		(4,563,000,000)						(954,000,000)
Noncontrolling interests	0		(254,000,000)						0
Summarized Results of Operations of Equity Method Investments
Gross revenue	1,623,000,000		2,406,000,000		1,821,000,000
Operating income	534,000,000		699,000,000		557,000,000
Net income	460,000,000		627,000,000		488,000,000
Appalachia Midstream Services, LLC [Member]
Investments
Equity Method Investments	3,033,000,000	[2]	0	[2]					3,033,000,000	[2]
Number Of Gathering Systems	11
Dividends and distributions
Equity Method Investment, payments to purchase or contributions	84,000,000		0		0
Equity method investment, dividends or distributions	120,000,000		0		0
Appalachia Midstream Services, LLC [Member] | Minimum [Member]
Investments
Equity Method Investment, Ownership Percentage	33.75%								33.75%
Appalachia Midstream Services, LLC [Member] | Maximum [Member]
Investments
Equity Method Investment, Ownership Percentage	67.50%								67.50%
Appalachia Midstream Services, LLC [Member] | Average [Member]
Investments
Equity Method Investment, Ownership Percentage	45.00%								45.00%
Appalachia Midstream Services, LLC [Member] | Application Of The Equity-Method Of Accounting [Member] | Minimum [Member]
Investments
Equity Method Investment, Ownership Percentage	50.00%								50.00%
Delaware Basin Gas Gathering System [Member]
Investments
Equity Method Investments	1,478,000,000	[2]	0	[2]					1,478,000,000	[2]
Equity Method Investment, Ownership Percentage	50.00%								50.00%
Dividends and distributions
Equity Method Investment, payments to purchase or contributions	20,000,000		0		0
Utica East Ohio Midstream, LLC [Member]
Investments
Equity Method Investments	1,411,000,000	[2]	0	[2]					1,411,000,000	[2]
Equity Method Investment, Ownership Percentage	49.00%								49.00%
Dividends and distributions
Equity Method Investment, payments to purchase or contributions	57,000,000		0		0
Discovery Producer Services LLC [Member]
Investments
Equity Method Investments	602,000,000	[3]	527,000,000	[3]					602,000,000	[3]
Equity Method Investment, Ownership Percentage	60.00%								60.00%
Dividends and distributions
Equity Method Investment, payments to purchase or contributions	106,000,000		193,000,000		169,000,000
Equity method investment, dividends or distributions	36,000,000		12,000,000		21,000,000
Discovery Producer Services LLC [Member] | Proportionate Share Of Amounts Remaining For Capital Projects [Member]
Dividends and distributions
Expected contributions to equity method investees for expansion projects	98,000,000								98,000,000
Laurel Mountain Midstream, LLC [Member]
Investments
Equity Method Investments	459,000,000	[3]	481,000,000	[3]					459,000,000	[3]
Equity Method Investment, Ownership Percentage	69.00%								69.00%
Dividends and distributions
Equity Method Investment, payments to purchase or contributions	12,000,000		42,000,000		174,000,000
Equity method investment, dividends or distributions	39,000,000		0		0
Laurel Mountain Midstream, LLC [Member] | Proportionate Share Of Amounts Remaining For Capital Projects [Member]
Dividends and distributions
Expected contributions to equity method investees for expansion projects	92,000,000								92,000,000
Overland Pass Pipeline Company LLC [Member]
Investments
Equity Method Investments	453,000,000		452,000,000						453,000,000
Equity Method Investment, Ownership Percentage	50.00%								50.00%
Dividends and distributions
Equity method investment, dividends or distributions	27,000,000		27,000,000		28,000,000
Caiman Energy II, LLC [Member]
Investments
Equity Method Investments	432,000,000	[3]	256,000,000	[3]					432,000,000	[3]
Equity Method Investment, Ownership Percentage	58.00%								58.00%
Dividends and distributions
Equity Method Investment, payments to purchase or contributions	175,000,000		192,000,000		69,000,000
Gulfstream Natural Gas System, L.L.C.[Member]
Investments
Equity Method Investments	317,000,000		333,000,000						317,000,000
Equity Method Investment, Ownership Percentage	50.00%								50.00%
Dividends and distributions
Equity method investment, dividends or distributions	81,000,000		81,000,000		79,000,000
Access Midstream Partners [Member]
Investing income
Equity earnings (losses)			93,000,000				23,000,000
Income (loss) from investments			31,000,000
Investments
Equity Method Investments	0		2,161,000,000						0
Equity Method Investment, Ownership Percentage			24.00%
Dividends and distributions
Equity Method Investment, payments to purchase or contributions								2,190,000,000
Equity method investment, dividends or distributions	64,000,000		93,000,000		0
Access Midstream Partners [Member] | Limited Partner [Member]
Investments
Equity Method Investment, Ownership Percentage			23.00%								24.00%
Access Midstream Partners [Member] | Adjustment For Amortization Of Difference Between Carrying Amount And Underlying Equity [Member]
Investing income
Equity earnings (losses)			(63,000,000)				(30,000,000)
Other [Member]
Investments
Equity Method Investments	215,000,000		150,000,000						215,000,000
Bluegrass Pipeline [Member]
Investing income
Equity earnings (losses)	(67,000,000)
Moss Lake [Member]
Investing income
Equity earnings (losses)	(4,000,000)
Accroven SRL [Member]
Investing income
Income (loss) from investments					53,000,000
Interest income and other					10,000,000
Investments
Equity Method Investment, Ownership Percentage												50.00%
Aux Sable Liquid Products LP [Member]
Dividends and distributions
Equity method investment, dividends or distributions	15,000,000		20,000,000		28,000,000
Former Venezuela Operations [Member]
Investing income
Interest income and other	41,000,000		50,000,000		7,000,000
Access Midstream [Member]
Investing income
Equity earnings (losses)									146,000,000
Access Midstream [Member] | Adjustment For Amortization Of Difference Between Carrying Amount And Underlying Equity [Member]
Investing income
Equity earnings (losses)									$ (49,000,000)

[1]	Items also included in Segment profit (loss). (See Note 19 – Segment Disclosures.)
[2]	We acquired these investments in the ACMP Acquisition. (Note 2 – Acquisitions.) As discussed in Note 1 – Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies, the Appalachia Midstream Investments include investments in 11 different gathering systems in the Marcellus Shale. Ownership interests range from 33.75 percent to 67.50 percent, resulting in an overall approximate average interest of 45 percent. For those investments where we own in excess of 50 percent, we apply the equity-method of accounting due to the significant participation rights of our partners such that we do not control.
[3]	We account for these investments under the equity method of accounting due to the significant participatory rights of our partners such that we do not control or are otherwise not the primary beneficiary of the investments.